DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
DEBT
DEBT
9.	DEBT

Debt included the following (in thousands):

	As of March 31,	As of December 31,
	2022	2021
Senior Notes	$300,000	$300,000
USD Term Loans	995,200	997,800
EUR Term Loans	468,189	473,798
Less: issuance costs and discounts amortized to interest expense	(12,697)	(14,127)
Less: short-term debt – net	(6,418)	(6,481)
Long-term debt – net	$1,744,274	$1,750,990

The face value of the EUR Term Loans was €419 million as of March 31, 2022 and December 31, 2021. The table above converted the EUR Term Loans to USD using currency exchange rates as of those dates.

As of March 31, 2022, the Company was compliant with all debt covenants and obligations.

9.    DEBT

Debt included the following (in thousands):

	December 31,
	2021	2020
Senior Notes	$300,000	$300,000
USD Term Loans	997,800	1,008,200
EUR Term Loans	473,798	520,316
Less: issuance costs and discounts amortized to interest expense	(14,127)	(20,785)
Less: short-term debt – net	(6,481)	(14,271)
Long-term debt – net	$1,750,990	$1,793,460

In February of 2019, the Company issued $300.0 million of Senior Unsecured Notes (“Senior Notes”) and entered into a senior secured credit facility (“Credit Facility”) consisting of (i) a $1,040.0 million term loan facility (“USD Term Loans”), (ii) a €450.0 million term loan facility (“EUR Term Loans”) (together with the USD Term Loans the “Term Loans”) and (iii) an $80.0 million revolving credit facility that can be upsized to $110.0 million (“Revolver”).

The Senior Notes are due March 1, 2027, and bear interest at a rate of 9.750% per annum. Interest on the notes is payable semi-annually on March 1 and September 1 of each year. The Company may redeem the Senior Notes earlier than March 1, 2027 subject to prepayment premiums.

The USD Term Loans amortizes in quarterly installments of $2.6 million, with the remaining balance due at maturity. There is no amortization on the EUR Term Loan. The USD Term Loans and the EUR Term Loans mature in 2026. The Company may voluntarily prepay loans or reduce commitments under the Credit Facility without premium or penalty.

The face value of the EUR Term Loans was €419.0 million and €425.0 million as of December 31, 2021 and 2020, converted using currency exchange rates as of those dates.

The Credit Facility requires a principal payment with the net cash proceeds of certain events and up to 50% of excess cash flow (subject to reduction based on the achievement of specified net first lien leverage ratios). No excess cash flow principal payment was required for the year ended December 31, 2021 based on the net first lien leverage ratio. The Company calculated required excess cash flow payments of $36.6 million for the year ended December 31, 2020. The calculated excess cash flow payments as of December 31, 2020 were paid against the EUR Term Loans in the amount of €31.0 million. The payments were made in the fourth quarter of 2020 (€25.0 million) and first quarter of 2021 (€6.0 million). The excess cash flow payment made in the first quarter of 2021 is included in “Short-term debt — net” on the Consolidated Balance Sheet as of December 31, 2020.

The obligations under the Credit Facility are secured by a first priority lien on substantially all of the Company’s assets.

For the USD Term Loans, the interest rate for base rate loans is 3.50% plus the greater of the prime rate in effect, the NYFRB Rate plus 0.5% or the Adjusted Eurodollar rate for a one-month interest period plus 1%. The interest rate for Eurodollar loans with respect to the USD Term Loans is the sum of the applicable rate of 4.50%, plus the Adjusted Eurodollar rate. The Eurodollar rate for borrowings denominated in USD is defined as the greater of the LIBO Screen rate per annum for deposits of dollars for the applicable interest period as of 11:00 a.m. London time two business days prior to the first day in such interest period, or 0.0% The Adjusted Eurodollar rate is defined as the interest rate per annum (rounded upward, if necessary, to the next 1/16 of 1% ), equal to the Eurodollar Rate for the interest period multiplied by the Statutory Reserve Rate. For the EUR Term Loans, the interest rate for loans is the sum of the applicable rate of 5.0%, plus the Adjusted Eurodollar rate. The Eurodollar rate for borrowings denominated in EUR is defined as the greater of the EURIBOR Screen rate per annum for deposits of Euro for the applicable interest period as of approximately 11:00 a.m. Brussels time two business days prior to the first day in such interest period, or 0.0%. The Adjusted Eurodollar rate is defined as the interest rate per annum (rounded upward, if necessary, to the next 1/16 of 1%), equal to the Eurodollar Rate for the interest period multiplied by the Statutory Reserve Rate. The average rate for the USD Term loan was 4.63% and 5.00% for the EUR Term Loan for the year ended December 31, 2021.

The Company has not borrowed on the Revolver and incurred fees of $0.4 million during the years ended December 31, 2021 and 2020. The Revolver matures in 2024.

Debt issuance costs and discounts related to the Senior Notes, USD Term Loan and EUR Term Loan are reported in the Consolidated Balance Sheet as a direct deduction from the face amount of the debt. These costs are amortized as a component of “Interest expense” in the Consolidated Statements of Operations utilizing the effective interest method. As of December 31, 2021, the Company was compliant with all debt covenants and obligations.